Debt - Additional Information (Detail) $ in Millions							9 Months Ended		12 Months Ended
	Apr. 19, 2022 USD ($)	Oct. 07, 2021 USD ($)	Apr. 15, 2021 USD ($)	Apr. 15, 2021 CAD ($)	Mar. 17, 2021 USD ($)	Mar. 17, 2021 CAD ($)	Sep. 30, 2022 USD ($) Property		Dec. 31, 2021 USD ($) Extension		Jun. 01, 2022 USD ($)	May 25, 2022 USD ($)	Mar. 17, 2021	Mar. 17, 2021 Property	Mar. 17, 2021 ft²	Mar. 16, 2021 USD ($)
Debt Instrument [Line Items]
Weighted average interest rate on debt							4.55%		3.02%
Initial maximum amount available		$ 700,000,000
Credit facility cross default provision amount					$ 75,000,000
Line of credit facility, current borrowing capacity									$ 6,800,000
Debt Instrument Carrying Amount							$ 1,043,438,537		$ 877,511,547
Number of operating properties | Property							99
KeyBank SST IV CMBS Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount					$ 40,500,000
Number of properties encumbered														7	7
Debt instrument, maturity date					Feb. 01, 2030	Feb. 01, 2030
Debt Instrument Fixed Rate													3.56%
SST IV TCF Loan
Debt Instrument [Line Items]
Line of credit facility, term of extension options									1 year
Debt instrument, description of variable rate basis					LIBOR plus 3.00%	LIBOR plus 3.00%
Debt Instrument Carrying Amount					$ 40,800,000		$ 0	[1],[2]	$ 40,782,500	[1],[2]
Debt instrument, maturity date									Mar. 30, 2023
Debt Instrument Fixed Rate									3.75%
Debt instrument, variable interest rate					3.75%	3.75%
Derivative, notional amount									$ 30,500,000
Effective interest rate cap on derivative instrument									0.75%
Line of credit facility, number of extension options | Extension									2
Interest rate									3.75%
Number of operating properties | Property							5
Two Thousand Thirty Two Private Placement [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	Apr. 19, 2032
Interest rate	4.53%
Aggregate principal amount of notes issued	$ 75,000,000											$ 75,000,000
Interest accruing on notes							5.28%
Prepayment of Notes	100.00%
Two Thousand Thirty Two Private Placement [Member] | Four Point Five Three Percentage Senior Notes [Member]
Debt Instrument [Line Items]
Debt issued	$ 150,000,000
Midland North Carolina Cmbs Loan [Member]
Debt Instrument [Line Items]
Number of operating properties | Property							11
Maximum | Security Interest Termination Event
Debt Instrument [Line Items]
Leverage Ratio					60.00%	60.00%
Secured debt ratio					40.00%	40.00%
Maximum | Two Thousand Thirty Two Private Placement [Member]
Debt Instrument [Line Items]
Leverage Ratio	7.00%
Ratio of Total Indebtedness	7
Minimum
Debt Instrument [Line Items]
Credit facility cross default provision amount					$ 75,000,000
Minimum | Security Interest Termination Event
Debt Instrument [Line Items]
Credit facility cross default provision amount					$ 25,000,000
fixed charge coverage ratio					1.5	1.5
Unsecured interest coverage ratio					2	2
Minimum | Two Thousand Thirty Two Private Placement [Member]
Debt Instrument [Line Items]
Leverage Ratio	1.00%
Ratio of Total Indebtedness	1
Prepayment of Notes	5.00%
Credit Facility Revolver
Debt Instrument [Line Items]
Line of credit facility, increase (decrease), net		200,000,000
Line of credit facility, current borrowing capacity		450,000,000					$ 450,000,000		$ 450,000,000
Amount borrowed under the credit facility							338,200,000		233,000,000
Credit Facility Term Loan
Debt Instrument [Line Items]
Outstanding balance on credit facility					$ 250,000,000
Line of credit facility, current borrowing capacity							250,000,000		250,000,000
Amount borrowed under the credit facility							$ 250,000,000		250,000,000
Accordion Feature
Debt Instrument [Line Items]
Initial maximum amount available		1,050,000,000.00
Additional amount available under credit facility		350,000,000
Upon Achievement Of Certain Financial Conditions | SST IV TCF Loan
Debt Instrument [Line Items]
Debt instrument, description of variable rate basis					LIBOR plus 2.50%	LIBOR plus 2.50%
Debt Instrument Fixed Rate													3.50%
Key Bank
Debt Instrument [Line Items]
Initial maximum amount available					$ 850,000,000											$ 500,000,000
Outstanding balance on credit facility					500,000,000
Additional amount available under credit facility					350,000,000
Proceeds from line of credit					451,000,000
Line of credit facility, current borrowing capacity									$ 250,000,000
Key Bank | Credit Facility Revolver
Debt Instrument [Line Items]
Outstanding balance on credit facility					$ 250,000,000
Maturity date					Mar. 17, 2024	Mar. 17, 2024
Line of credit facility, term of extension options					1 year	1 year
Debt instrument, description of variable rate basis							165 basis points over Daily Simple SOFR or 30-day CDOR		185 basis points over 30-day LIBOR or 30-day CDOR
Line of credit facility, current borrowing capacity		700,000,000
Key Bank | Credit Facility Revolver | USD Borrowings
Debt Instrument [Line Items]
Proceeds from line of credit					$ 199,000,000
Key Bank | Credit Facility Revolver | CAD Borrowings
Debt Instrument [Line Items]
Proceeds from line of credit					2,000,000	$ 2.5
Key Bank | Credit Facility Revolver | Maximum
Debt Instrument [Line Items]
Proceeds from line of credit		450,000,000
Line of credit facility, annual unused fee							25.00%		25.00%
Line of credit facility, increase (decrease), net		450,000,000
Key Bank | Credit Facility Revolver | Maximum | Letter of Credit
Debt Instrument [Line Items]
Credit facility sublimits					25,000,000
Key Bank | Credit Facility Revolver | Maximum | Swingline Loans
Debt Instrument [Line Items]
Credit facility sublimits					25,000,000
Key Bank | Credit Facility Revolver | Minimum
Debt Instrument [Line Items]
Line of credit facility, annual unused fee							15.00%		15.00%
Line of credit facility, increase (decrease), net		$ 200,000,000
Key Bank | Credit Facility Term Loan
Debt Instrument [Line Items]
Outstanding balance on credit facility					$ 250,000,000
Maturity date					Mar. 17, 2026	Mar. 17, 2026
Line of credit facility, term of extension options					0 years	0 years
Debt instrument, description of variable rate basis							160 basis points over Daily Simple SOFR (as defined in the Credit Facility Amendment) or 30-day Canadian dollar offered rate (“CDOR”)		180 basis points over 30-day LIBOR or 30-day CDOR
Key Bank | Credit Facility Term Loan | USD Borrowings
Debt Instrument [Line Items]
Proceeds from line of credit					$ 150,000,000
Key Bank | Credit Facility Term Loan | CAD Borrowings
Debt Instrument [Line Items]
Proceeds from line of credit					$ 100,000,000	$ 124.7
Oakville III Property | BMO Loan
Debt Instrument [Line Items]
Proceeds from line of credit			$ 16,300,000	$ 16.3
Debt instrument, payment description			We provided a full recourse guaranty on the loan, which will remain in effect until the property achieves 75% physical occupancy, at which point such guaranty will be reduced to 50% of the loan balance. The interest only loan is prepayable at any time without penalty, and bears interest at a rate of 2.25% + CDOR	We provided a full recourse guaranty on the loan, which will remain in effect until the property achieves 75% physical occupancy, at which point such guaranty will be reduced to 50% of the loan balance. The interest only loan is prepayable at any time without penalty, and bears interest at a rate of 2.25% + CDOR			We provided a full recourse guaranty on the loan, which will remain in effect until the property achieves 75% physical occupancy, at which point such guaranty will be reduced to 50% of the loan balance. The interest only loan is prepayable at any time without penalty, and bears interest at a rate of 2.25% + CDOR
Oakville III Property | BMO Loan | CDOR
Debt Instrument [Line Items]
Interest rate			2.25%	2.25%
S S G T I I Merger Agreement Member
Debt Instrument [Line Items]
Debt Instrument Carrying Amount											$ 75,100,000
Number of operating properties | Property							10

[1]	For additional information regarding this loan, see below.
[2]	This loan was fully paid off on April 28, 2022 in the amount of $40.8 million. There were no prepayment penalties for this pay off.